Other Current Liabilities - Schedule of Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Current Liabilities [Abstract]
Professional service fee	¥ 897		¥ 1,124
Others	9		406
Total	¥ 906	$ 130	¥ 1,530